Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company (STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) INCOME) (Parenthetical) (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Financial Statements, Captions [Line Items]
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Tax	$ 0	$ 0	$ 0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Tax	0	0	0
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, Tax	0	0	0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Tax	$ 0	$ 0	$ 0